Document And Entity Information	Jan. 13, 2025
Document Information [Line Items]
Entity, Registrant Name	PALVELLA THERAPEUTICS, INC.
Document, Type	8-K
Document, Period End Date	Jan. 13, 2025
Entity, Incorporation, State or Country Code	NV
Entity, File Number	001-37471
Entity, Tax Identification Number	30-0784346
Entity, Address, Address Line One	125 Strafford Ave
Entity, Address, Address Line Two	Suite 360
Entity, Address, City or Town	Wayne
Entity, Address, State or Province	PA
Entity, Address, Postal Zip Code	19087
City Area Code	484
Local Phone Number	253-1461
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	PVLA
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001583648